--------------------------------------------------------------------------------


                           UBS
                           HIGH YIELD
                           BOND
                           FUND

                           -----------

                           UBS
                           PRIVATE INVESTOR
                           FUNDS, INC.



                           ANNUAL REPORT
                           DECEMBER 31, 1997



--------------------------------------------------------------------------------

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS High Yield Bond Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's annual report for the period ended December 31, 1997. This report contains a letter from the portfolio manager discussing the performance of the Fund during the period September 30, 1997 (commencement of operations) through December 31, 1997 including a market overview. In addition, it includes a complete set of audited financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

As you are aware, in December, 1997, Union Bank of Switzerland and Swiss Bank Corporation ('SBC') announced their intention to merge. Early in February, 1998, the shareholders of UBS and SBC overwhelmingly approved the proposed merger. Completion of the merger is still subject to regulatory approvals which are expected to be received soon.

This merger will create a top-tier global financial services group which will concentrate on clearly defined core businesses. As private banking and asset management are core businesses of the banks, shareholders of the UBS Private Investor Funds will continue to see a commitment to growing and building the mutual fund business.

We will continue to keep you informed of any new developments as they occur.

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your continued confidence in the UBS Private Investor Funds.

Sincerely,


/s/ Dr. HansPeter Lochmeier


Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

This annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

For the period from inception (September 30, 1997) through December 31, 1997, the UBS High Yield Bond Fund (the 'Fund') returned 2.34% versus 2.58% for the Merrill Lynch All High Yield Bond Index (the 'Index').

This chart provides a comparison of the Fund's performance to that of the Merrill Lynch All High Yield Bond Index. This chart compares total returns (which includes changes in share price and reinvestment of all income dividends and capital gains distributions) of a hypothetical $10,000 investment made on September 30, 1997 (commencement of operations) and held through December 31, 1997.


                           [PERFORMANCE GRAPH]

                        UBS HIGH YIELD    MERRILL LYNCH ALL
               DATE       BOND FUND     HIGH YIELD BOND INDEX
               ----     --------------  ---------------------
              9/30/97      10,000           10,000
             10/31/97       9,954.05        10,066.4
             11/30/97      10,055.3         10,161.7
             12/31/97      10,234.3         10,258.2



ECONOMIC FORECAST

We expect the economy to grow at a 2.3% rate in the first half of 1998, after growing at a 3.5% rate in the second half of 1997. Although domestic demand has considerable momentum right now, the devaluations in Asia are expected to cause a substantial widening in our trade deficit, which should lower growth by approximately 0.6% this year. Additionally, manufacturers appear to have built up inventories too rapidly in the second half of 1997. A downward inventory adjustment should lower Gross Domestic Product growth by an additional 0.3%. Finally, increasing volatility in the stock market should modestly lower the pace of consumer spending growth in the first half. Core inflation, which ended 1997 at 2.2%, should trend lower to approximately 1.8% by year-end 1998 as the Asian devaluations cause deflation in tradable goods prices. The combination of slower growth and lower inflation should keep the Fed on hold through the next six months. If events in Asia cause a greater slowdown than we have forecast, one Fed easing is possible in the spring.

MARKET OVERVIEW

Spreads of high yield bond yields over Treasury bond yields ground steadily tighter from early 1997 through mid-October, reaching their tightest levels of +265 basis points (2.65%) in the third week of October. This tightening was driven by strong credit performances, increased cash inflows into the high yield mutual fund universe and an increase in the high yield allocation of insurance companies and other typically high-grade investors.

When the emerging markets sold off in late October, the high yield bond market sold off in sympathy, albeit to a much lesser extent. While emerging market spreads over Treasury bonds widened

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------
approximately 350 b.p. during this period, high yield spreads over Treasury bonds widened by only 100 b.p. Over the remainder of the fourth quarter, high yield spreads over Treasury bonds tightened back, ending the year at +330 b.p.

STRATEGY

We continue to believe that the high yield bond market offers attractive total return opportunities for investment, despite an expected economic slowdown driven by Asian turmoil. However, we have underweighted cyclical industries in the Fund and overweighted industries that we feel will outperform in the expected economy of 1998. Most notably, we continue to maintain overweight positions in the broadcasting, cable tv, telecommunications and petroleum production and sales industries. We believe broadcasting and cable tv are relatively non-cyclical industries and maintain investments in bonds issued by such companies as Argyle Television and Century Communications. In the telecommunications industry, we have benefited from consolidation activity which continues to drive spreads to increasingly tight levels. Our investment in the bonds of Teleport Communications, which recently agreed to be acquired by AT&T, has appreciated significantly since purchase. Lastly, we continue to favor the petroleum production and sales industry, which continues to generate impressive quarterly and annual earnings and cash flow gains despite lower commodity prices. We expect our investments in Parker Drilling, Pride International and Newpark Resources to continue to generate strong total returns.

Kevin J. McCormick
Portfolio Manager

Kurtis W. Krestinski
Portfolio Manager
------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS High Yield Bond Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving all of its advisory fees for the Portfolio and reimbursing a portion of the Portfolio's expenses. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Merrill Lynch All High Yield Bond Index is an unmanaged composite consisting of publicly-issued, fixed-rate, non-convertible, domestic bonds that are rated below investment grade.

UBS High Yield Bond Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust --
  UBS High Yield Bond Portfolio, at value............................................     $7,882,781
Receivable from sale of capital stock................................................          8,000
Deferred organization expenses and other assets......................................         30,855
                                                                                          ----------
          Total Assets...............................................................      7,921,636
                                                                                          ----------

LIABILITIES:
Due to funds services agent..........................................................         13,318
Administrative services fees payable.................................................            829
Organization costs payable...........................................................         20,000
Other accrued expenses...............................................................         26,228
                                                                                          ----------
          Total Liabilities..........................................................         60,375
                                                                                          ----------

NET ASSETS...........................................................................     $7,861,261
                                                                                          ----------
                                                                                          ----------
SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         78,181
                                                                                          ----------
                                                                                          ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................        $100.55
                                                                                          ----------
                                                                                          ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       78
Additional paid-in capital...........................................................      7,809,648
Net unrealized appreciation of investments...........................................         31,878
Accumulated undistributed net investment income......................................          2,277
Accumulated undistributed net realized gains on securities...........................         17,380
                                                                                          ----------
          Net Assets.................................................................     $7,861,261
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS High Yield Bond Fund
Statement of Operations
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS High Yield Bond Portfolio
     Interest............................................................                  $146,094
     Dividends...........................................................                     2,165
                                                                                           --------
          Investment income..............................................                   148,259
     Total expenses......................................................    $ 36,201
     Less: Fee waiver and expense reimbursements.........................     (19,792)
                                                                             --------
     Net expenses........................................................                    16,409
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust --
  UBS High Yield Bond Portfolio..........................................                   131,850

EXPENSES:
Shareholder service fees.................................................       4,558
Administrative services fees.............................................       1,185
Reports to shareholders expense..........................................      15,550
Audit fees...............................................................      11,300
Registration fees........................................................       9,188
Transfer agent fees......................................................       3,750
Legal fees...............................................................       3,750
Fund accounting fees.....................................................       2,250
Amortization of organization expenses....................................       1,008
Directors' fees..........................................................         857
Miscellaneous expenses...................................................       1,250
                                                                             --------
     Total expenses......................................................      54,646
     Less: Fee waiver and expense reimbursements.........................     (54,646)
                                                                             --------
     Net expenses........................................................                     --
                                                                                           --------
Net investment income....................................................                   131,850
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS HIGH YIELD BOND PORTFOLIO
Net realized gains on securities transactions............................                    17,380
Net change in unrealized appreciation of investments.....................                    31,878
                                                                                           --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS High Yield Bond Portfolio......................                    49,258
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  $181,108
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

UBS High Yield Bond Fund
Statement of Changes in Net Assets
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................................................      $   131,850
Net realized gain on securities transactions..................................................           17,380
Net change in unrealized appreciation of investments..........................................           31,878
                                                                                                 -----------------
Net increase in net assets resulting from operations..........................................          181,108
                                                                                                 -----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.........................................................................         (129,573)
                                                                                                 -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares..............................................................        7,756,774
Net asset value of shares issued to shareholders in reinvestment of dividends.................          129,246
Cost of shares redeemed.......................................................................          (76,294)
                                                                                                 -----------------
Net increase in net assets from transactions in shares of common stock........................        7,809,726
                                                                                                 -----------------

NET INCREASE IN NET ASSETS....................................................................        7,861,261
NET ASSETS:
Beginning of period...........................................................................         --
                                                                                                 -----------------
End of period (including undistributed net investment income of $2,277).......................      $ 7,861,261
                                                                                                 -----------------
                                                                                                 -----------------

------------------------
See notes to financial statements.

UBS High Yield Bond Fund
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period..........................................................        $100.00
                                                                                                 -----------------
Income from investment operations:
     Net investment income....................................................................           1.80
     Net realized and unrealized gain on investments..........................................           0.52
                                                                                                 -----------------
     Total income from investment operations..................................................           2.32
                                                                                                 -----------------

Less dividends to shareholders from net investment income.....................................          (1.77)
                                                                                                 -----------------

Net asset value, end of period................................................................        $100.55
                                                                                                 -----------------
                                                                                                 -----------------
Total return..................................................................................           2.34%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).................................................        $ 7,861
     Ratio of expenses to average net assets(2)...............................................           0.90%(3)
     Ratio of net investment income to average net assets(2)..................................           7.23%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS High Yield Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 4.08% (annualized).The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(3) Annualized.

See notes to financial statements.

UBS High Yield Bond Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL

UBS High Yield Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS International Equity Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS High Yield Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients. Three shareholders, individually owning greater than 10% of the shares of the Fund, collectively held 52.1% at December 31, 1997.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (60.0% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted

UBS High Yield Bond Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the period ended December 31, 1997, there were no permanent 'book/tax' differences.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $20,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (September 30, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period September 30, 1997 (commencement of operations) to December 31, 1997, the administrative services fee amounted to $1,185.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period September 30, 1997 (commencement of operations) to December 31, 1997, the shareholder service fee amounted to $4,558, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.90% of the Fund's average daily net assets. For the period September 30, 1997 (commencement of operations) to December 31, 1997, UBS reimbursed the Fund for expenses totaling $50,088 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS

At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund

UBS High Yield Bond Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
during the period September 30, 1997 (commencement of operations) through December 31, 1997 were as follows:

Shares subscribed...................................................              77,644
Shares issued in reinvestment of dividends..........................               1,296
Shares redeemed.....................................................                (759)
                                                                                 -------
Net increase in shares outstanding..................................              78,181
                                                                                 -------
                                                                                 -------

UBS High Yield Bond Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS High Yield Bond Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP


1177 Avenue of Americas
New York, New York
February 17, 1998

UBS High Yield Bond Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
 VALUE                            SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   -------------------------------------------------------------------   ------      --------    -----------
           CORPORATE OBLIGATIONS -- 91.0%

           CORPORATE OBLIGATIONS -- DOMESTIC -- 88.1%
           ADVERTISING -- 4.5%
$200,000   Lamar Advertising Company..........................................    8.63%      9/15/07     $   206,500
 250,000   Outdoor Communications, Inc........................................    9.25%      8/15/07         256,250
 125,000   Outdoor Systems, Inc...............................................    8.88%      6/15/07         130,625
                                                                                                         -----------
                                                                                                             593,375
                                                                                                         -----------

           BROADCASTING -- 8.8%
 105,000   Argyle Television, Inc.............................................    9.75%     11/01/05         117,600
 300,000   Chancellor Media Corporation.......................................    8.75%      6/15/07         306,748
 250,000   Jacor Communications Co.**.........................................    8.75%      6/15/07         256,250
 225,000   Sinclair Broadcast Group, Inc.**...................................    9.00%      7/15/07         230,625
 250,000   Young Broadcasting Inc.............................................    8.75%      6/15/07         246,250
                                                                                                         -----------
                                                                                                           1,157,473
                                                                                                         -----------

           BUILDING MATERIALS -- 7.2%
 278,000   American Standard, Inc. (0.00% until 6/01/98, 10.50%
             thereafter)(a)...................................................    0.00%      6/01/05         280,085
 125,000   Building Materials Holding Corporation (0.00% until 7/01/99, 11.75%
             thereafter)(a)...................................................    0.00%      7/01/04         118,125
 300,000   Maxim Group, Inc.**................................................    9.25%     10/15/07         297,000
 250,000   Nortek, Inc.**.....................................................    9.13%      9/01/07         255,000
                                                                                                         -----------
                                                                                                             950,210
                                                                                                         -----------

           CABLE TV -- 14.7%
 200,000   Adelphia Communications Corporation................................    9.25%     10/01/02         205,000
 135,000   Cablevision Systems Corporation....................................    9.25%     11/01/05         143,100
 200,000   Cablevision Systems Corporation**..................................    7.88%     12/15/07         204,000
 250,000   Century Communications Corp.**.....................................    8.75%     10/01/07         255,000
 250,000   Comcast Corporation................................................    9.13%     10/15/06         270,000
 300,000   Echostar Satellite Broadcast Corp. (0.00% until 3/15/00, 13.125%
             thereafter)(a)...................................................    0.00%      3/15/04         249,000
 125,000   Marcus Cable Company, L.P (0.00% until 8/01/99, 13.50%
             thereafter)(a)...................................................    0.00%      8/01/04         115,625
 200,000   Pegasus Communications Corporation**...............................    9.63%     10/15/05         206,000
 425,000   TCI Satellite Entertainment, Inc.** (0.00% until 2/15/02, 12.25%
             thereafter)(a)...................................................    0.00%      2/15/07         280,500
                                                                                                         -----------
                                                                                                           1,928,225
                                                                                                         -----------

           CHEMICALS -- 1.7%
 125,000   ISP Holdings, Inc..................................................    9.00%     10/15/03         130,156
 100,000   NL Industries, Inc. (0.00% until 10/15/98, 13.00% thereafter)(a)...    0.00%     10/15/05          99,500
                                                                                                         -----------
                                                                                                             229,656
                                                                                                         -----------

           CONSUMER GOODS & SERVICES -- 5.7%
 250,000   Bally Total Fitness Holding Corporation**..........................    9.88%     10/15/07         253,750
 250,000   Iron Mountain, Inc.**..............................................    8.75%      9/30/09         256,250
 235,000   Ryder TRS, Inc.....................................................   10.00%     12/01/06         236,175
                                                                                                         -----------
                                                                                                             746,175
                                                                                                         -----------

           COSMETICS -- 2.0%
 250,000   Revlon, Inc........................................................   10.50%      2/15/03         266,250
                                                                                                         -----------

           DRUGS & PHARMACEUTICALS -- 1.7%
 225,000   NBTY, Inc.**.......................................................    8.63%      9/15/07         226,125
                                                                                                         -----------

------------------------
See notes to financial statements.
                                       12

UBS High Yield Bond Portfolio
Schedule of Investments (continued)
December 31, 1997
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
 VALUE                            SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   -------------------------------------------------------------------   ------      --------    -----------
           ENTERTAINMENT -- 9.0%
$150,000   Fox Kids Worldwide Inc.**..........................................    9.25%      11/01/07    $   145,500
 225,000   Grand Casinos, Inc.**..............................................    9.00%      10/15/04        226,125
 250,000   Horseshoe Gaming, L.L.C............................................   12.75%       9/30/00        277,500
 275,000   Speedway Motorsports, Inc..........................................    8.50%       8/15/07        281,875
 125,000   Trump Atlantic City Association....................................   11.25%       5/01/06        123,438
 125,000   United Artists Entertainment Company...............................   11.50%       5/01/02        130,313
                                                                                                         -----------
                                                                                                           1,184,751
                                                                                                         -----------
           FOOD -- 1.2%
 150,000   AmeriServ Food Company**...........................................   8.875 %     10/15/06        151,500
                                                                                                         -----------
           HEALTH CARE PROVIDERS -- 1.0%
 125,000   Tenet Healthcare Corporation.......................................   10.13%       3/01/05        136,563
                                                                                                         -----------
           HOUSEHOLD APPLIANCES -- 1.8%
 225,000   Fedders North America**............................................    9.38%       8/15/07        230,625
                                                                                                         -----------
           MANUFACTURING -- 3.8%
 250,000   RBX Corp.**........................................................   12.00%       1/15/03        255,625
 250,000   Unicco Service Co..................................................    9.88%      10/15/07        250,313
                                                                                                         -----------
                                                                                                             505,938
                                                                                                         -----------
           METALS & MINING -- 1.9%
 250,000   WCI Steel, Inc.....................................................   10.00%      12/01/04        255,625
                                                                                                         -----------
           OIL SERVICES -- 0.8%
 100,000   Trico Marine Services..............................................    8.50%       8/01/05        100,500
                                                                                                         -----------
           PAPER & FOREST PRODUCTS -- 2.9%
 150,000   Gaylord Container Corporation**....................................    9.75%       6/15/07        146,250
 220,000   Stone Container Corporation........................................   11.88%      12/01/98        228,800
                                                                                                         -----------
                                                                                                             375,050
                                                                                                         -----------
           PETROLEUM PRODUCTION & SALES -- 10.9%
 250,000   Belko Oil & Gas Corporation**......................................    8.88%      9/15/07         255,625
 125,000   Chesapeake Energy Corporation......................................   10.50%      6/01/02         134,375
 150,000   Forcenergy Inc.....................................................    8.50%      2/15/07         151,500
 100,000   Gothic Energy Corporation**........................................   12.25%      9/01/04         104,250
 250,000   Newpark Resources, Inc.**..........................................    8.63%     12/15/07         253,750
 250,000   Parker Drilling Corp...............................................    9.75%     11/15/06         268,125
 250,000   Pride Petroleum Services, Inc......................................    9.38%      5/01/07         268,750
                                                                                                         -----------
                                                                                                           1,436,375
                                                                                                         -----------
           PRINTING & PUBLISHING -- 1.6%
 200,000   Transwestern Publishing Co.**......................................    9.63%     11/15/07         209,000
                                                                                                         -----------
           TECHNOLOGY -- 1.6%
 200,000   Details Inc.**.....................................................   10.00%     11/15/05         205,500
                                                                                                         -----------
           TELECOMMUNICATIONS -- 5.3%
 300,000   McLeod USA Inc. (0.00% until 3/01/02, 10.50% thereafter)(a)........    0.00%      3/01/07         218,250
 200,000   Nextel Communications, Inc.** (0.00% until 9/15/02, 10.65%
             thereafter)(a)...................................................    0.00%      9/15/07         126,500
 125,000   Rogers Communications, Inc.**......................................    8.88%      7/15/07         125,000
 275,000   Teleport Communications Group Inc. (0.00% until 7/01/01, 11.125%
             thereafter)(a)...................................................    0.00%      7/01/07         224,125
                                                                                                         -----------
                                                                                                             693,875
                                                                                                         -----------
           TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $11,531,859).........                            11,582,791
                                                                                                         -----------

------------------------
See notes to financial statements.
                                       13

UBS High Yield Bond Portfolio
Schedule of Investments (continued)
December 31, 1997
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
 VALUE                            SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   -------------------------------------------------------------------   ------      --------    -----------
           CORPORATE OBLIGATIONS -- FOREIGN -- 2.9%
           ENTERTAINMENT -- 0.9%
$125,000   Livent, Inc.**.....................................................    9.38%     10/15/04    $   125,625
                                                                                                         -----------
           FOOD -- 2.0%
 250,000   Cott Corporation...................................................    9.38%      7/01/05         260,625
                                                                                                         -----------
           TOTAL CORPORATE OBLIGATIONS -- FOREIGN (COST $386,328).............                               386,250
                                                                                                         -----------
           TOTAL CORPORATE OBLIGATIONS (COST $11,918,187).....................                            11,969,041
                                                                                                         -----------

 SHARES
--------
           PREFERRED STOCK -- 1.0%
           TELECOMMUNICATIONS -- 1.0%
     125   Hyperion Telecommunications, Inc. (Cost $125,000)**................                               126,250
                                                                                                         -----------
           WARRANTS -- 0.0%
           PETROLEUM PRODUCTION & SALES -- 0.0%
   1,400   Gothic Energy Corporation Warrant (Cost $2,019)....................                                 2,800
                                                                                                         -----------
           TOTAL INVESTMENTS AT MARKET VALUE -- 92.0%
           (COST $12,045,206).................................................                            12,098,091
           OTHER ASSETS IN EXCESS OF LIABILITIES -- 8.0%......................                             1,045,200
                                                                                                         -----------
           NET ASSETS -- 100.0%...............................................                           $13,143,291
                                                                                                         -----------
                                                                                                         -----------

------------------------

 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $5,407,625 or 41.14% of net assets.

(a) Step coupon bond.

Note: Based upon the cost of investments of $12,045,206 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $102,956 and $50,071, respectively, resulting in net unrealized appreciation of $52,885.

See notes to financial statements.
                                       14

UBS High Yield Bond Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $12,045,206)..........................................     $12,098,091
Cash.............................................................................         837,762
Dividends and interest receivable................................................         219,245
Receivable from Investment Advisor...............................................          21,780
Deferred organization expenses and other assets..................................           4,550
                                                                                      -----------
          Total Assets...........................................................      13,181,428
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................           1,391
Organization expenses payable....................................................           5,000
Other accrued expenses...........................................................          31,746
                                                                                      -----------
          Total Liabilities......................................................          38,137
                                                                                      -----------

NET ASSETS.......................................................................     $13,143,291
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS High Yield Bond Portfolio
Statement of Operations
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest................................................................                   $215,326
Dividends...............................................................                      3,613
                                                                                           --------
     Total income.......................................................                    218,939

EXPENSES
Investment advisory fees................................................     $  1,611
Administrative services fees............................................        1,870
Audit fees..............................................................       24,500
Fund accounting fees....................................................        8,750
Custodian fees and expenses.............................................        6,000
Legal fees..............................................................        3,750
Trustees' fees..........................................................        1,000
Insurance expense.......................................................          375
Amortization of organization expenses...................................          252
Miscellaneous expenses..................................................        1,000
                                                                             --------
     Total expenses.....................................................       49,108
     Less: Fee waiver and expense reimbursements........................      (23,391)
                                                                             --------
     Net expenses.......................................................                     25,717
                                                                                           --------
Net investment income...................................................                    193,222
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions............................                     28,936
Net change in unrealized appreciation of investments....................                     52,885
                                                                                           --------
Net realized and unrealized gain on investments.........................                     81,821
                                                                                           --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................                   $275,043
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

UBS High Yield Bond Portfolio
Statement of Changes in Net Assets
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................................................      $   193,222
Net realized gain on securities transactions..................................................           28,936
Net change in unrealized appreciation of investments..........................................           52,885
                                                                                                 -----------------
Net increase in net assets resulting from operations..........................................          275,043
                                                                                                 -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions...................................................................       12,987,656
Value of withdrawals..........................................................................         (119,408)
                                                                                                 -----------------
Net increase in net assets from capital transactions..........................................       12,868,248
                                                                                                 -----------------

NET INCREASE IN NET ASSETS....................................................................       13,143,291
NET ASSETS:
Beginning of period...........................................................................         --
                                                                                                 -----------------
End of period.................................................................................      $13,143,291
                                                                                                 -----------------
                                                                                                 -----------------

------------------------
See notes to financial statements.

UBS High Yield Bond Portfolio
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).................................................        $13,143
     Ratio of expenses to average net assets(1)...............................................           0.96%(2)
     Ratio of net investment income to average net assets(1)..................................           7.23%(2)
     Portfolio turnover.......................................................................             80%

------------------------
(1) Net of fee waiver and expense reimbursements. Such fee waiver and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.88% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(2) Annualized.

See notes to financial statements.

UBS High Yield Bond Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS High Yield Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by UBS High Yield Bond Fund and UBS High Yield Bond Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York) Inc. ('UBSAM') is the sub-advisor of the portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with remaining maturities of more than 60 days are normally valued by a pricing service approved by the Portfolio's Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $5,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (September 30, 1997).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to

UBS High Yield Bond Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- Effective December 22, 1997, the Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-advisor. UBS and UBSAM were not entitled to receive any investment advisory fee prior to the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement by the Shareholders of the Fund. UBSAM makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, at an annual rate of 0.25% of the Portfolio's first $25 million average daily net assets, 0.20% of the Portfolio's next $25 million average daily net assets and 0.15% of the Portfolio's average daily net assets in excess of $50 million. For the period December 22, 1997 through December 31, 1997, the investment advisory fee amounted to $1,611, all of which was waived.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $1,870.

4. PURCHASES AND SALES OF INVESTMENTS

For the period September 30, 1997 (commencement of operations) through December 31, 1997, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                               PURCHASES       SALES
                                                                              -----------    ----------

U.S. Government Securities.................................................   $ 2,019,063    $2,002,031
Corporate obligations......................................................    18,325,115     6,351,871
                                                                              -----------    ----------
     Total.................................................................   $20,344,178    $8,353,902
                                                                              -----------    ----------
                                                                              -----------    ----------

UBS High Yield Bond Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS High Yield Bond Portfolio (the 'Portfolio') (one of the portfolios constituting UBS Investor Portfolios Trust) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 17, 1998

Special Meeting of Shareholders (Unaudited)
--------------------------------------------------------------------------------

A special meeting of the shareholders of UBS Private Investor Funds, Inc. with respect to UBS Small Cap Fund, UBS Large Cap Growth Fund and UBS High Yield Bond Fund was held Monday, December 22, 1997. The results of votes taken among shareholders of UBS High Yield Bond Fund on Proposals 5 and 6 are listed below.

PROPOSAL 5

To approve a proposal to adopt an Investment Advisory Agreement between the Trust and UBS, with respect to the assets of UBS High Yield Bond Portfolio.

                            # OF SHARES VOTED    % OF SHARES
                            -----------------    -----------

Affirmative..............       53,720.962          71.14%
Against..................        1,089.691           1.44%
Abstain..................                0           0.00%

PROPOSAL 6

To adopt an Investment Sub-Advisory Agreement between UBS and UBSAM, with respect to the assets of UBS High Yield Bond Portfolio.

                            # OF SHARES VOTED    % OF SHARES
                            -----------------    -----------

Affirmative..............       53,720.962          71.14%
Against..................        1,089.691           1.44%
Abstain..................                0           0.00%

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

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

                           UBS HIGH YIELD BOND FUND
                             200 CLARENDON STREET
                         BOSTON, MASSACHUSETTS 02116



INVESTMENT ADVISER                         Union Bank of Switzerland,
                                           New York Branch
                                           1345 Avenue of the Americas
                                           New York, NY 10105


ADMINSTRATOR                               Investors Bank & Trust Company
                                           200 Clarendon Street
                                           Boston, Massachusetts 02116


DISTRIBUTOR                                First Fund Distributors, Inc.
                                           4455 East Camelback Road
                                           Phoenix, AZ 85018


CUSTODIAN AND TRANSFER AGENT               Investors Bank & Trust Company
                                           200 Clarendon Street
                                           Boston, Massachusetts 02116